Cash flow information - Gross debt reconciliation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net debt reconciliation
Net debt at the beginning of the year	¥ 2,561,572	¥ 3,561,300	¥ 4,406,038
Cash flows	(141,004)	(1,147,187)	(675,111)
Acquisition of right-of-use assets	(21,612)	(76,534)	(118,030)
Other Changes	50,329	223,993	(51,597)
Net debt at the end of the year	2,449,285	2,561,572	3,561,300
Acquisition of subsidiaries (Note 35)			(118,030)
Lease liabilities
Net debt reconciliation
Net debt at the beginning of the year	(91,583)	(154,890)	(134,219)
Cash flows	60,922	76,734	96,139
Acquisition of right-of-use assets	(21,612)	(76,534)
Other Changes	1,049	63,107	1,220
Net debt at the end of the year	(51,224)	(91,583)	(154,890)
Acquisition of subsidiaries (Note 35)			(118,030)
Borrowings
Net debt reconciliation
Net debt at the beginning of the year	(289,062)	(815,260)	(2,283,307)
Cash flows	49,403	543,501	1,524,899
Other Changes	(12,073)	(17,303)	(56,852)
Net debt at the end of the year	(251,732)	(289,062)	(815,260)
Restricted cash
Net debt reconciliation
Net debt at the beginning of the year	343,814	1,060,427	2,280,499
Cash flows	77,533	(788,828)	(1,206,607)
Other Changes	26,217	72,215	(13,465)
Net debt at the end of the year	447,564	343,814	1,060,427
Cash and cash equivalents
Net debt reconciliation
Net debt at the beginning of the year	1,907,776	1,399,370	3,055,194
Cash flows	(543,432)	433,119	(1,627,680)
Other Changes	15,129	75,287	(28,144)
Net debt at the end of the year	1,379,473	1,907,776	1,399,370
Financial assets at fair value through profit or loss
Net debt reconciliation
Net debt at the beginning of the year	690,627	2,071,653	1,487,871
Cash flows	214,570	(1,411,713)	538,138
Other Changes	20,007	30,687	45,644
Net debt at the end of the year	¥ 925,204	¥ 690,627	¥ 2,071,653